Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,815,000 (comprised of (i) $3,264,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index., (ii) $551,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.”

Narrative - Max Aggregate Offering Price	$ 3,815,000